Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	May 01, 2025	Apr. 30, 2025	Nov. 01, 2024	Oct. 31, 2024	Jul. 31, 2024	May 01, 2024	Apr. 30, 2024	Nov. 01, 2023	Oct. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	$ 75,950				$ 78,061
Derivatives	72,030				68,368
Netted derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	49	$ 32	$ 32	$ 30	30	$ 36	$ 20	$ 20	$ 22	$ 22
Derivatives	$ 231	$ 265	$ 265	$ 221	$ 221	$ 223	$ 192	$ 192	$ 176	$ 176